Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Critical Accounting Estimates And Judgements
Unutilised tax losses	£ 79,700	£ 73,400	£ 71,100